Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1]	¥ (281,158)	¥ (232,259)	¥ (154,687)
Equity in earnings of equity method investees-net		(197,821)	(176,857)	(172,946)
Interest income on Loans, including fees		(2,023,649)	(2,054,338)	(1,981,274)
Other non-interest expenses		398,052	370,549	368,080
Income before income tax expense		(272,543)	(1,162,670)	(2,262,656)
Income tax expense		94,453	369,432	666,020
Net of tax		(178,090)	(793,238)	(1,596,636)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense		(269,032)	(255,071)	(142,437)
Income tax expense		87,060	85,941	47,268
Net of tax		(181,972)	(169,130)	(95,169)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		19	4,421	(211)
Income before income tax expense		(274,278)	(239,934)	(143,899)
Income tax expense		86,845	80,967	47,043
Net of tax		(187,433)	(158,967)	(96,856)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		(307,041)	(267,240)	(147,702)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Impairment Losses on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		32,744	22,885	4,014
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments (Note 14) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees-net		215	(707)
Income before income tax expense		215	(707)
Income tax expense		(68)	239
Net of tax		147	(468)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(35)	(261)	(246)
Income before income tax expense		(18,367)	(20,599)	(12,363)
Income tax expense		7,402	8,094	4,857
Net of tax		(10,965)	(12,505)	(7,506)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(18,332)	(20,338)	(12,117)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	[2]	31,837	21,251	26,063
Prior service cost	[2]	(9,927)	(10,847)	(10,682)
Loss (gain) on settlements and curtailment, and other	[2]	(1,805)	(565)	(2,665)
Income before income tax expense		20,105	9,839	12,716
Income tax expense		(6,652)	(4,238)	(3,913)
Net of tax		13,453	5,601	8,803
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(39)	(4,270)
Other non-interest expenses		3,332	600	1,109
Income before income tax expense		3,293	(3,670)	1,109
Income tax expense		(467)	879	(719)
Net of tax		¥ 2,826	¥ (2,791)	¥ 390

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥3,429 million, ¥937 million and ¥706 million; Other comprehensive income-net by ¥84 million, ¥26 million and ¥35 million; Total credit losses by ¥3,513 million, ¥963 million and ¥741 million, for the twelve months ended March 31, 2015, 2016 and 2017, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.